UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-24013

Jetstream Venture Fund

2000 Central Avenue

Boulder, CO 80301

(Address of Principal Executive Offices)

Jesse Randall

2000 Central Avenue

Boulder, CO 80301

(Name and address of agent for service)

Registrant's telephone number, including area code: (888) 577-7987

Date of fiscal year end: 3/31

Date of reporting period: 9/30/2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Jetstream Venture Fund

Semi-Annual Report 2025

As of September 30, 2025

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the Jetstream Venture Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at https://www.jvf.vc/ or by calling Shareholder Services at (888) 577-7987. The prospectus should be read carefully before investing.

For More Information on the Jetstream Venture Fund:

See Our Website @ https://www.jvf.vc/
or
Call Our Shareholder Services Group at (888) 577-7987.

Table of Contents

Fund Performance	1
Portfolio Composition	2
Schedule of Investments	3
Statement of Assets and Liabilities	4
Statement of Operations	5
Statement of Changes in Net Assets	6
Statement of Cash Flows	7
Financial Highlights	8
Notes to the Financial Statements	9
Additional Information	15

Jetstream Venture Fund

Fund Performance

September 30, 2025 (Unaudited)

Average Annual Total Return Information as of September 30, 2025 (Unaudited):
Annualized Since Inception*
Jetstream Venture Fund	-0.05%
S&P SmallCap 600® Index**	0.69%

*	Inception date is September 16, 2025. As of September 30, 2025 the fund is not considered to be fully invested. It may take up to six months to fully deploy capital.

**

The S&P Small Cap 600 Index is an index of small-cap stocks managed by Standard & Poor’s. It tracks a broad range of small-sized companies that meet specific liquidity and stability requirements. Investors cannot invest directly in an index. Index returns, unlike Fund returns, do not reflect any fees or expenses. Index returns assume reinvestment of all distributions. Investments held by the Fund do not match those in the Index and the performance of the Fund will differ.

Change in Value of a Hypothetical $10,000 Investment

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown assume reinvestment of all distributions, and do not reflect the deduction of taxes that shareholder would pay on Fund distributions or on the redemption of Fund shares. Fund returns would have been lower if a portion of the fees had not been waived and reimbursed by the Fund’s Adviser. Past performance is no guarantee of future results. Please read the Fund’s Prospectus carefully before investing.

Jetstream Venture Fund

Portfolio Composition

September 30, 2025 (Unaudited)

Fund Vertical Diversification

The following table provides a breakdown of the Fund, by the industry verticals that the underlying securities represent, as a percentage of net assets as of September 30, 2025.

Vertical	Percent of Total Net Assets
Short-Term Investments	100.03%
Liabilities in Excess of Other Assets	-0.03%
Total	100.00%

Fund Security Type Diversification

The following chart provides a visual breakdown of the Fund, by the security type that the underlying securities represent, as a percentage of net assets as of September 30, 2025.

Security Type	Percent of Total Net Assets
Short-Term Investments	100.03%
Liabilities in Excess of Other Assets	-0.03%
Total	100.00%

Jetstream Venture Fund

Schedule of Investments (Unaudited)

September 30, 2025

Principal Amount ($)		Coupon Rate (%)	Fair Value
	SHORT TERM INVESTMENTS — 100.03%
	MONEY MARKET FUNDS — 100.03%
156,000	GS Financial Square Government Fund (a)	4.070	$156,000

	TOTAL SHORT TERM INVESTMENTS - (Cost $156,000)		156,000

	TOTAL INVESTMENTS — 100.03% - (Cost $156,000)		156,000
	LIABILITIES IN EXCESS OF OTHER ASSETS — 0.00%		(50)
	NET ASSETS — 100.03%		$155,950

(a)	Rate disclosed is the seven day effective yield as of September 30, 2025.

See accompanying notes to financial statements.

Jetstream Venture Fund

Statement of Assets and Liabilities (Unaudited)

September 30, 2025

ASSETS
Investments, at value (Cost $156,000)	$156,000
Receivable from advisor	4,636
Dividends and interest receivable	217
TOTAL ASSETS	160,853

LIABILITIES
Accrued investment advisory fees	158
Accrued fund administration, fund accounting, and transfer agency fees	377
Accrued audit fees and expenses	675
Accrued expenses and other liabilities	3,693
TOTAL LIABILITIES	4,903

NET ASSETS	$155,950

NET ASSETS CONSIST OF:
Paid-in capital	156,000
Undistributable Losses	(50)
NET ASSETS	$155,950

Net Asset Value Per Share:
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	7,800
Net asset value (Net Assets ÷ Shares Outstanding), and redemption price per share	$19.99

See accompanying notes to financial statements.

Jetstream Venture Fund

Statement of Operations (Unaudited)

For the Period Ended September 30, 2025(1)

INVESTMENT INCOME
Dividend income	$217
TOTAL INVESTMENT INCOME	217

EXPENSES
Advisory fees	158
Compliance officer fees	192
Custodian fees	84
Distribution (Non 12b-1) fees	384
Fund administration and accounting fees	307
Insurance expense	192
Miscellaneous expenses	134
Offering expense	1,150
Printing and postage expenses	58
Professional fees	1,116
Registration fees	96
Shareholder servicing fees	3
Technology expense	575
Transfer agency fees	70
Trustees’ fees and expenses	384
TOTAL EXPENSES	4,903
Advisory fees waived and expenses reimbursed (2)	(4,636)
NET EXPENSES	267

NET INVESTMENT INCOME / (LOSS)	$(50)

REALIZED AND UNREALIZED GAIN / (LOSS) ON INVESTMENTS
Net realized gain on Investments	—
Net change in unrealized depreciation on investments	—
NET REALIZED AND UNREALIZED GAIN / (LOSS) ON INVESTMENTS	—

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(50)

(1)	The period is from September 16, 2025 (Commencement of Operations) to September 30, 2025.

(2)	Advisory fees waived and expenses reimbursed are subject to recoupment (See Note 2).

See accompanying notes to financial statements.

Jetstream Venture Fund

Statement of Changes in Net Assets

Period Ended 9/30/2025 (1) (Unaudited)
FROM OPERATIONS
Net investment income / (loss)	$(50)
Net realized gain / (loss) from investments	—
Net change in unrealized appreciation/(depreciation) on investments	—
Net decrease in net assets resulting from operations	(50)

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	156,000
Net increase in net assets from shares of beneficial interest	156,000

TOTAL INCREASE IN NET ASSETS	155,950

NET ASSETS
Beginning of year/period	—
End of year/period	$155,950

SHARE ACTIVITY
Shares sold	7,800
Net increase / (decrease) in shares of beneficial interesting outstanding	7,800

SHARES OUTSTANDING
Beginning of year/period	—
End of year/period	7,800

(1)	The period is from September 16, 2025 (Commencement of Operations) to September 30, 2025.

See accompanying notes to financial statements.

Jetstream Venture Fund

Statement of Cash Flows (Unaudited)

For the Period Ended September 30, 2025

Cash Flows from Operating Activities:
Net Decrease in Net Assets from Operations	$(50)
Reconciliation of Net Increase in Net Assets Resulting from Operations to Net Cash from Operating Activities:
Purchases of investments	(156,000)
Increase in interest and dividend receivable	(217)
Increase in accrued expenses and other payables	267
Net cash provided by (used in) operating activities	$(156,000)

Cash Flows from Financing Activities:
Proceeds from fund shares sold	$156,000
Payments for shares redeemed	—
Net cash provided by financing activities	$156,000

Net increase (decrease) in Cash	—
Cash at beginning of period	—
Cash at end of period	$—

See accompanying notes to financial statements.

Jetstream Venture Fund

Financial Highlights

For a share outstanding during the fiscal periods presented

	Period Ended September 30, 2025 (1) (Unaudited)
Net asset value, beginning of year/period	$20.00

From Investment operations:
Net investment income (2)	(0.01)
Net realized and unrealized gain / (loss) on investments	—
Total from investment operations	(0.01)

Net Asset Value, end of year/period	$19.99

Total Return (3)*	(0.05	)%(4)

Net Asset Value, end of year/period	$155,950

Ratios of:
Gross expenses to average net assets (6)	90.22	%(5)
Net expenses to average net assets (6)	4.90	%(5)
Net investment income / (loss) to average net assets	(0.79	)%(5)

Portfolio Turnover Rate	0.00	%(4)

(1)	For a share outstanding during the initial period from September 16, 2025 (Commencement of Operations) through September 30, 2025.

(2)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year/period.

(3)	Total return does not reflect sales charge, if any.

(4)	Not Annualized.

(5)	Annualized.

(6)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).

*	Inception date is September 16, 2025. As of September 30, 2025 the fund is not considered to be fully invested. It may take up to six months to fully deploy capital.

See accompanying notes to financial statements.

Jetstream Venture Fund

Notes to the Financial Statements (Unaudited)

September 30, 2025

(1)	Organization

The Jetstream Venture Fund (the “Fund”) was organized as a Delaware statutory trust (the “Trust”) on October 8, 2024, and commenced operations on September 16, 2025. The Trust is registered under the Investment Company Act of 1940, as amended (“Investment Company Act”), as a non-diversified, closed-end management investment company. The Fund operates as an “interval fund” and is making a continuous offering of its shares of beneficial interest (“Shares”). The Fund is authorized to issue an unlimited number of shares. Each share of the Fund represents an equal proportionate interest in the assets of the Fund with each other share in the Fund.

The Fund’s investment objective is to achieve long-term capital appreciation primarily through a strategically managed portfolio focused on private, venture capital investments. In seeking to achieve its investment objective, the Fund primarily will invest over time in the equity securities ( e.g., common stock, preferred stock,and equity-linked securities convertible into equity securities) of private, operating growth companies and, to a lesser extent, interests in professionally managed private venture capital funds

Sweater Industries, LLC, an investment adviser registered under the Investment Advisers Act of 1940 (the “Advisers Act”), as amended, serves as the Fund’s investment adviser (the “Adviser”). Xcellerant Ventures, LLC (“Xcellerant”), an investment adviser registered under the Advisers Act, serves as the Sub-Adviser to the Fund, subject to oversight by the Adviser. The Fund’s Board of Trustees (the “Board” or “Board of Trustees”) has the overall responsibility for the management and supervision of the business operations of the Fund.

(2)	Significant Accounting Policies

The price of the Fund’s Shares is based on its net asset value (“NAV”). The NAV per Share equals the total value of the Fund’s assets as of the applicable Business Day, less its liabilities (including accrued fees and expenses), divided by the number of its outstanding Shares.

The Fund will generally calculate its NAV as of the close of regular trading (4:00 p.m. Eastern Time) on the New York Stock Exchange (the “NYSE”) each day the NYSE is open (each, a “Business Day”). Although the Fund will typically determine its NAV on each Business Day, the Fund’s calculation of its NAV is subject to valuation risk.

Basis of Presentation and Use of Estimates — The Fund is an investment company and as a result, maintains its accounting records and has presented these financial statements in accordance with the reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies (“ASC 946”). The policies are in conformity with generally accepted accounting principles (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Income Recognition and Expenses — Interest income is recognized on an accrual basis as earned. Dividend income is recorded on the ex-dividend date. Expenses are recognized on an accrual basis as incurred. The Fund bears all expenses incurred in the course of its operations, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund’s account; professional fees; costs of insurance; registration expenses; marketing expenses; and expenses of meetings of the Board. Expenses are subject to the Fund’s Expense Limitation Agreement.

Investment Transactions — Investment transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the identified cost basis for publicly traded investments and private investments for both financial statement and federal income tax purposes.

Jetstream Venture Fund
Notes to the Financial Statements (Unaudited)(Continued)

September 30, 2025

(2)	Significant Accounting Policies (Continued)

Federal Income Taxes — The Fund has elected to be treated as a regulated investment company (“RIC”) under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will be subject to tax on any income or gain it does not distribute. The Fund will substantially distribute all of its income and gain on a timely basis and meet the other quarterly compliance requirements to maintain its status as a RIC.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions and concluded that no provision for unrecognized tax benefits or expenses should be recorded related to uncertain tax positions taken in the Fund’s current tax year and all open tax years.

Operating Segments — The Fund operates and is managed as a single reportable segment and the Fund makes investments in accordance with its investment objective as described in the Fund’s Prospectus. The chief operating decision maker (“CODM”) of the Fund is the Principal Executive Officer. The financial information in the form of the Fund’s portfolio composition, total returns, changes in net assets and expense ratios, which are used by the CODM to assess the Fund’s performance and to make operational decisions for the Fund’s single segment, is consistent with that presented within the financial statements. Segment assets are reflected on the accompanying statements of assets and liabilities as “net assets” and significant segment expenses are listed on the accompanying statement of operations.

Distributions to shareholders — Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund distributes all or substantially all of its net investment income to shareholders in the form of dividends. Net realized capital gains are distributed to shareholders as capital gain distributions. Net investment income, if any, and net capital gains, if any, are typically distributed to shareholders at least annually. Dividends may be declared and paid more frequently to comply with the distribution requirements of the Internal Revenue Code.

Investment Valuation

The Board has approved valuation procedures for the Fund (the “Valuation Procedures”) which are used for determining the fair value of any Fund investments for which a market quotation is not readily available. The valuation of the Fund’s investments is performed in accordance with the principles found in Rule 2a-5 under the 1940 Act and in conjunction with FASB’s ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”). The Board has designated the Adviser as the valuation designee of the Fund. As valuation designee, the Adviser performs the fair value determination relating to any and all Fund investments, subject to the conditions and oversight requirements described in the Valuation Procedures. In furtherance of its duties as valuation designee, the Adviser has formed a valuation committee (the “Valuation Committee”), to perform fair value determinations and oversee the Adviser’s day-to-day functions related to the fair valuation of the Fund’s investments. The Valuation Committee may consult with representatives from the Fund’s outside legal counsel or other third-party consultants in their discussions and deliberations.

The information available in the marketplace for such Portfolio Companies, their securities and the status of their businesses and financial conditions is often extremely limited, outdated, and difficult to confirm. Such securities are valued by the Adviser at fair value as determined pursuant to the Valuation Procedures. In determining fair value, the Adviser is required to consider all appropriate factors relevant to value and all indicators of value available to the Adviser. The determination of fair value necessarily involves judgment in evaluating this information in order to determine the price that the Fund might reasonably expect to receive for the security upon its current sale. The most relevant information may often be that information which is provided by the issuer of the securities. Given the nature, timeliness, amount, and reliability of information provided by the issuer, fair valuations may become more difficult and uncertain as such information is unavailable or becomes outdated.

Certain investments for which market quotations are not readily available or for which market quotations are deemed not to represent fair value may be valued using a market approach, an income approach, or both approaches, as appropriate. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities

Jetstream Venture Fund
Notes to the Financial Statements (Unaudited)(Continued)

September 30, 2025

(2)	Significant Accounting Policies (Continued)

(including a business). The income approach uses valuation techniques to convert future amounts (for example, cash flows or earnings) to a single present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. In following these approaches, the types of factors that we may take into account in determining the fair value of our investments include, as relevant and among other factors: available current business data (e.g., information available through regulatory filings, press releases, news feeds and financial press), including relevant and applicable market trading and transaction comparables; applicable market yields and multiples; information provided by the company (e.g., letters to investors, financials, information provided pursuant to financial document reporting obligations); security covenants; call protection provisions; information rights; the nature and realizable value of any collateral; the portfolio company’s ability to make payments; its earnings and discounted cash flows; the markets in which the portfolio company does business; comparisons of financial ratios of peer companies that are public; M&A comparables; and enterprise values.

In valuing Portfolio Fund investments held in the Fund, the Adviser will rely primarily on unaudited valuation statements received from such funds on a quarterly basis, and (when available) audited values received on an annual basis. It will usually be the case, however, that the most recently reported value by such funds will be as of a date that is a quarter in arrears than the date as of which the Fund is calculating its NAV.

In these circumstances, and in other situations where the Adviser determines that the consideration of the following factors is relevant to determining the value of an interest in a Portfolio Fund, such fund’s reported value will generally be adjusted for cash flows to/from such fund due to capital drawdowns/distributions that may have occurred since the date of the most recently available reported values; changes in the valuation of relevant indices; and such other factors that the Adviser deems appropriate, as well as any publicly available information regarding such fund’s portfolio companies and/or assets (i.e., idiosyncratic factors). Other factors that may be relevant in determining the value of an interest in a Portfolio Fund, include (i) information provided to the Fund or to the Adviser by such fund, or the failure to provide such information as agreed to in such fund’s offering materials or other agreements with the Fund; (ii) relevant news and other public sources; (iii) known secondary market transactions in the fund’s interests (to the extent deemed a credible indication of value); and (iv) significant market events that may not otherwise be captured by changes in valuation of relevant indices discussed above. As part of the Adviser’s ongoing due diligence process, the Adviser will compare its fair valuation of the Fund’s interests in a Portfolio Fund to such fund’s quarterly valuation statement for that particular period — if provided by the Portfolio Fund — for purposes of determining whether any adjustments to the implementation of the Valuation Procedures should be made going forward.

When determining the price for an investment to be fair valued, the Adviser is required to seek to determine the price that the Fund might reasonably expect to receive from the current sale of that asset or liability in an arm’s-length transaction. The price generally may not be determined based on what the Fund might reasonably expect to receive for selling an asset or liability at a later time or if it holds the asset or liability to maturity. Fair value determinations are typically based upon all available factors that the Adviser deems relevant at the time of the determination and may be based on analytical values determined by the Adviser using proprietary or third-party valuation models.

The Fund’s financial statements, which are prepared in accordance with GAAP, follow the requirements for valuation set forth in ASC 820, which defines and establishes a framework for measuring fair value under GAAP and expands financial statement disclosure requirements relating to fair value measurements.

The three-level hierarchy for fair value measurement is defined as follows:

Level 1: Quoted prices in active markets for identical assets or liabilities, accessible at the measurement date.

Level 2: Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, or other observable inputs other than quoted prices.

Level 3: Unobservable inputs for the asset or liability.

Jetstream Venture Fund
Notes to the Financial Statements (Unaudited)(Continued)

September 30, 2025

(2)	Significant Accounting Policies (Continued)

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the overall fair value measurement. The Adviser’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to the investment.

The following is a summary of the Fund’s investments as of September 30, 2025:

Investments in Securities (a)	Level 1	Level 2	Level 3	Total
Assets
Short-Term Investments	$156,000	$—	$—	$156,000
Total	$156,000	$—	$—	$156,000

(a)	The Fund had no Level 2 or Level 3 holdings as of and during the period ended September 30, 2025.

The Fund expects that it will hold a high proportion of Level 3 investments relative to its total investments, which is directly related to the Fund’s investment strategy and target investments.

(3)	Fees and Transactions with Related Parties and Other Agreements

The Fund has entered into an Investment Advisory Agreement with the Adviser, pursuant to which the Adviser provides general investment advisory services for the Fund. For providing these services, the Adviser receives a fee from the Fund, accrued daily and paid monthly in arrears, at an annual rate equal to 2.90% of the Fund’s average daily net assets. Xcellerant acts as the Fund’s Sub-Adviser and assists the Adviser in implementing and supervising the investment program of the Fund and the composition of its portfolio. The Sub-Adviser is paid by the Adviser, and not by the Fund. For the period ended September 30, 2025, the Fund incurred $158 in investment advisory fees.

The Adviser has entered into an expense limitation agreement (“Expense Limitation Agreement”) with the Fund, pursuant to which the Adviser has agreed to waive its investment advisory fees and/or reimburse Fund expenses to the extent necessary so that the Fund’s total annual operating expenses (excluding any taxes, interest, brokerage commissions, acquired fund fees and expenses, shareholder servicing fees, and extraordinary expenses, such as litigation or reorganization costs, but inclusive of organizational costs and offering costs) (“Operating Expenses”) do not exceed 4.90% of the Fund’s average daily net assets. The Expense Limitation Agreement is in effect through September 12, 2026.

The Fund has agreed to repay the Adviser for any investment advisory fees waived and/or Fund expenses the Adviser reimbursed pursuant to the Expense Limitation Agreement, provided the repayments do not cause the Fund’s Operating Expenses to exceed the expense limitation in place at the time the investment advisory fees were waived and/or the Fund expenses were reimbursed, or any expense limitation in place at the time the Fund repays the Adviser, whichever is lower. Any such repayments must be made within three years after the Adviser waived the fee or reimbursed the expense. For the period ended September 30, 2025, the Adviser waived and/or reimbursed expenses totaling $4,636 that are subject to recoupment.

In consideration of the services rendered by those Trustees who are not “interested persons” (as defined in Section 2(a)19 of the Investment Company Act) of the Trust (“Independent Trustees”), the Fund pays each Independent Trustee an annual retainer of $25,000. Independent Trustees are also reimbursed by the Fund for expenses they incur relating to their services as Trustees, including travel and other expenses incurred in connection with attendance at in-person Board and Committee meetings. The Independent Trustees do not receive any other compensation from the Fund. Trustees that are interested persons are not compensated by the Fund.

Certain officers of the Fund and members of the Board are also officers of the Adviser.

Jetstream Venture Fund
Notes to the Financial Statements (Unaudited)(Continued)

September 30, 2025

(3)	Fees and Transactions with Related Parties and Other Agreements (Continued)

Sweater Services Corps LLC serves as the Fund’s Administrator, Accounting Agent, and Transfer Agent.

Fifth Third Bank, National Association serves as the Fund’s Custodian.

JVD Consulting, LLC, acts as legal counsel to the Fund.

(4)	Repurchase Offers

The Fund is an “interval fund,” a type of fund which, to provide some liquidity to Shareholders, will make semi-annual offers to repurchase 5% of its outstanding Shares at NAV, pursuant to Rule 23c-3 under the 1940 Act, unless such offer is suspended or postponed in accordance with regulatory requirements. In connection with any given repurchase offer, the Fund expects to make semi-annual repurchase offers of 5% of the Fund’s outstanding Shares at net asset value. Semi-annual repurchases occur in the months of February and August. The offer to purchase Shares is a fundamental policy that may not be changed without the vote of the holders of a majority of the Fund’s outstanding voting securities (as defined in the 1940 Act). Written notification of each repurchase offer (the “Repurchase Offer Notice”) is sent to Shareholders at least 21 before the repurchase request deadline (i.e., the date by which Shareholders can tender their Shares in response to a repurchase offer) (the “Repurchase Request Deadline”). The Fund expects to determine the NAV applicable to repurchases on the Repurchase Request Deadline, but it will in any case be calculated no later than the 14th calendar day (or the next business day if the 14th calendar day is not a business day) after the Repurchase Request Deadline (the “Repurchase Pricing Date”). The Fund expects to distribute payment to Shareholders no later than seven calendar days after such date. The Fund’s Shares are not listed on any securities exchange, and the Fund anticipates that no secondary market will develop for its Shares. Accordingly, you may not be able to sell Shares when and/or in the amount that you desire. Thus, the Shares are appropriate only as a long-term investment. In addition, the Fund’s repurchase offers may subject the Fund and Shareholders to special risks.

During the period ended September 30, 2025, the Fund did not complete a repurchase offer.

(5)	Investment Transactions

There were no purchases and sales of investments, other than short-term securities, for the period ended September 30, 2025.

(6)	Commitments and Contingencies

In the normal course of business, the Fund will enter into contracts that contain a variety of representations, provide general indemnifications, set forth termination provisions and compel the contracting parties to arbitration in the event of dispute. From time to time, the Fund may be a party to arbitration, or legal proceedings, in the ordinary course of business, including proceedings relating to the enforcement of provisions of such contracts. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that would be subject to arbitration, generally.

In the normal course of business, the Fund may enter into agreements to purchase and sell investments. Such agreements are subject to certain rights of the issuer’s and ultimately, issuer approval.

(7)	Indemnifications

The Fund indemnifies the Fund’s officers and Board of Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Jetstream Venture Fund
Notes to the Financial Statements (Unaudited)(Continued)

September 30, 2025

(8)	Federal Tax Information

The Fund intends to elect to be treated as a regulated investment company (“RIC”) for U.S. federal income tax purposes, and it has qualified as a RIC for U.S. federal income tax purposes. As such, the Fund generally will not be subject to U.S. federal corporate income tax, provided that it distributes all of its net taxable income and gains each year.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

(9)	Risk Factors

Investing in the Shares may be speculative and involve a high degree of risk, including the risks associated with venture capital investing. The following list is not intended to be a comprehensive listing of all the potential risks associated with the Fund. The Fund’s prospectus provides further details regarding the Fund’s risks and considerations.

The Fund’s investments will primarily consist of securities that do not have readily determinable fair values and are valued using significant unobservable inputs (Level 3). As such, the fair value of these investments is determined using methodologies that involve substantial judgment and estimation by the Adviser and the Adviser’s Valuation Committee. These estimates are based on current available data, including comparable company metrics, market multiples, and management representations.

It is reasonably possible that changes in these estimates or assumptions could result in a material change to the fair value of such investments in the near term. The Fund’s net asset value could be materially impacted by changes in valuation inputs such as market comparables, company performance data, or liquidity events involving portfolio companies.

As a result, the Fund is vulnerable to a severe near-term impact from downturns in venture capital markets, macroeconomic disruptions, or shifts in valuation trends for early-stage technology companies. Such conditions could significantly reduce the fair value of these investments and impact Fund performance and net asset value.

(10)	Subsequent Events

In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements. Management has concluded there are no additional matters requiring recognition or disclosure

Jetstream Venture Fund

Additional Information (Unaudited)

As of September 30, 2025

1.	Proxy Voting Policies and Voting Records

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the 12-month period ended June 30 are available without charge upon request by (1) calling the Fund at (888) 577-7987 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at http://www.sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at http://www.sec.gov. You may also obtain copies without charge, upon request, by calling the Fund at (888) 577-7987.

3.	Trustees and Officers

The charts below identify the Fund’s Trustees and officers as of the date of this report. The address of each Trustee and Fund officer is 2000 Central Ave., Boulder, Colorado 80301.

Name, Year of Birth	Position held with Fund	Length of Service(1)	Principal Occupation During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee During the Past 5 Years
Independent Trustees
Thomas S. Cohen Year of Birth: 1961	Independent Trustee	Since 2025	Partner at Cohen Land Use Law, a law firm specializing in commercial real estate entitlement work and municipal law; Developer at Heritage Oak Partners, a land developer; Consultant to CCS, a consulting business. From 2016 to 2021, Partner at Cohen Begun & Deck, LLP, a law firm.	1	None
Bradford A. Donovan Year of Birth: 1979	Independent Trustee, Chairman	Since 2025	Legal Advisor to ScripGuard™, makers of a prescription drug management device. From 2015 to 2024, General Counsel, Latin America, of Deere & Company, manufacturer of agricultural, construction, and forestry machinery.	1	None
Eric Menkhus Year of Birth: 1974	Independent Trustee	Since 2025	Attorney at Menkus Law, PLLC; Clinical Professor & Director, Entrepreneurship and Small Business Clinic, Sandra Day O’Connor College of Law at Arizona State University. From 2020 to 2022, Associate Dean of Centers, Programs and Innovations, Sandra Day O’Connor College of Law at Arizona State University.	1	None

Jetstream Venture Fund
Additional Information (Unaudited) (Continued)

As of September 30, 2025

3.	Trustees and Officers (Continued)

Name, Year of Birth	Position held with Fund	Length of Service(1)	Principal Occupation During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee During the Past 5 Years
Interested Trustees
Jesse K. Randall(3) Year of Birth: 1983	Trustee	Since 2025	Co-Founder and Chief Executive Officer of Sweater Inc., a financial technology firm and parent company of the Adviser; Trustee, President and Principal Executive Officer of the Cashmere Fund.	1	1
Douglas J. Sylvester(4) Year of Birth: 1968	Trustee, President, and Principal Executive Officer	Since 2025	Professor of Law at Sandra Day O’Connor College of Law at Arizona State University.	1	None

(1)	Each Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.

(2)	The “Fund Complex” consists of the Fund only.

(3)	Mr. Randall is considered to be an “interested person” of the Fund (as that term is defined by Section 2(a)(19) in the 1940 Act) because of his affiliation with the Fund’s Adviser.

(4)	Mr. Sylvester is considered to be an “interested person” of the Fund (as that term is defined by Section 2(a)(19) in the 1940 Act) because of his affiliation with the Fund’s Subadviser.

Name, Age and Address	Position held with Funds or Trust	Length of Time Served*	Principal Occupation During the Past 5 Years
Other Officers
Gordon Jones Year of Birth: 1988	Treasurer and Principal Financial Officer	Since 2025

Member of Gryphon Fund Group, LLC since 2021; Treasurer of IDX Funds since 2021; Director of Fund Administration and Tax, Winbridge Partners, LLC (2020 – 2021); Senior Tax Manager, Cohen & Company, Ltd (2010 – 2020).

Robin Riddell Year of Birth: 1986	Secretary	Since 2025

Director of Operations & Valuations. Previously led teams at Carta (June 2017 – December 2022) and PitchBook (November 2012 – May 2017), with a focus on private company valuations, product strategy, finance, and operations. Holds a Master of Finance from the University of St. Andrews.

Jonathan D. Van Duren Year of Birth: 1982	Chief Compliance Officer	Since 2025	Founder and Principal of JVD Consulting LLC (2024 – Present); Counsel at Greenberg Traurig LLP (2021 – 2024); Associate at Bryan Cave Leighton Paisner LLP (2018 – 2021).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at (888) 577-7987.

Fund Information

Investment Adviser
Sweater Industries, LLC
Boulder, CO

Administrator, Accounting Agent, and Transfer Agent
Sweater Services Corps LLC
Boulder, CO

Custodian
Fifth Third Bank
Cincinnati, OH

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Philadelphia, PA

Officers

President and Principal Executive Officer
Douglas J. Sylvester

Principal Financial Officer and Treasurer
Gordon Jones

Chief Compliance Officer
Jonathan Van Duren

Secretary
Robin Riddell

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Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Companies.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

(a)	Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not required for semi-annual filing.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.

The Registrant’s Proxy Voting Policies and Procedures is attached hereto as Exhibit 19(c).

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not required for semi-annual filing.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

There were no purchases made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act(17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

There were no purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by this report.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act. Based on their review, such officers have concluded that the disclosure controls and procedures were effective in ensuring that information required to be disclosed in this report was appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-Ended Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Not applicable.
(a)	(2) Not applicable.
(a)	(3) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.
(a)	(4) Not applicable.
(a)	(5) Not applicable.
(b)	Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.
(c)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Jetstream Venture Fund

By:	/s/ Douglas J. Sylvester
Name:	Douglas J. Sylvester
Title:	Principal Executive Officer
Date:	December 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas J. Sylvester
Name:	Douglas J. Sylvester
Title:	Principal Executive Officer
Date:	December 5, 2025

By:	/s/ Gordon Jones
Name:	Gordon Jones
Title:	Principal Financial Officer
Date:	December 5, 2025